Consolidated statements of changes in equity (Parenthetical) $ in Millions, R in Billions	Dec. 06, 2020	Feb. 12, 2020 ZAR (R) R / shares shares	Feb. 12, 2020 USD ($) shares
Newshelf 899 (Pty) Ltd | South deep
Percentage of economic interest held by non controlling interest holders	3.57%
Private Placement
Number of shares issued (in shares) | shares		41,431,635	41,431,635
Share placement price (in ZAR per share) | R / shares		R 90.2
Percentage of shares issued from ordinary share capital		5.00%	5.00%
Proceeds from issue of ordinary shares		R 3.7	$ 249.0